FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
FAIR VALUE MEASUREMENTS

NOTE D - FAIR VALUE MEASUREMENTS

In general, fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. Accounting guidelines establish a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:

Level 1	Inputs to the valuation methodology are unadjusted quoted prices for identical assets in active markets that the Plan has the ability to access;

Level 2	Quoted prices in markets that are not active or inputs that are observable, either directly or indirectly, for substantially the full term of the asset or liability; and

Level 3	Prices or valuation techniques that require inputs are both significant to the fair value measurement and unobservable (i.e., supported by little or no market activity).

Following is a description of the valuation methodologies used for assets at fair value:

Mutual funds: Valued at the net asset value (NAV) of shares held by the Plan at year end based on quoted market prices.

Common stock: Valued at the closing price of shares held by the Plan at year end as reported in the active market in which the stock is traded.

Collective trust: Valued at fair value of the underlying securities held by the fund, which represents NAV of the units held by the Plan at year end.

Money Market Fund: Valued at fair value of the short-term cash investments held by the fund, which represents NAV of the shares held by the Plan at periodic basis. Shares can be redeemed on a same day basis but only directly from the Fund. Such transactions do not constitute an active market.

The preceding methods described may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, although the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

The following tables set forth by level, within the fair value hierarchy, the Plan’s assets at fair value as of
December 31:

Assets at fair value as of December 31, 2025

	Level 1	Level 2	Level 3	Total

Mutual Funds	$119,109,654	$—	$—	$119,109,654
Stock Fund:
Money Market Fund	—	1,833	—	1,833
Common Stock	19,548,496	—	—	19,548,496

	$138,658,150	$1,833	$—	138,659,983
Investment measured at NAV (a)				2,686,215

Total investments, at fair value				$141,346,198

Assets at fair value as of December 31, 2024

	Level 1	Level 2	Level 3	Total

Mutual Funds	$99,819,921	$—	$—	$99,819,921
Stock Fund:
Money Market Fund	—	1,596	—	1,596
Common Stock	16,962,446	—	—	16,962,446

	$116,782,367	$1,596	$—	116,783,963
Investment measured at NAV (a)				2,230,650

Total investments, at fair value				$119,014,613

(a)	In accordance with Accounting Standards Codification (ASC) Subtopic 820-10, Fair Value Measurement, certain investments that are measured at fair value using the NAV per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in these tables are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the statements of net assets available for benefits.

Investments Measured Using the NAV per Share as a Practical Expedient:

The following table summarizes investments for which fair value is measured using the NAV per share practical expedient as of December 31, 2025 and 2024. There are no participant redemption restrictions for these investments; the redemption notice period is applicable only to the Plan.

	Fair value December 31, 2025	Fair value December 31, 2024	Unfunded commitments	Redemption frequency	Redemption notice period

Collective trust	$2,686,215	$2,230,650	N/A	See below	See below

The Plan is applying the practical expedient as of December 31, 2025 and 2024 to its investment in Fidelity’s Managed Income Portfolio (MIP), a collective trust fund. Participants’ ownership of the MIP is represented as units. Units are issued and redeemed daily at the MIP’s constant NAV of $1 per unit. The MIP allows for daily liquidity, with no additional days’ notice required for redemption for participant level transactions; however, the Plan is required to give twelve-month notice prior to liquidation. It is the policy of the MIP to use its best efforts to maintain a stable NAV of $1 per unit, although there is no guarantee that the MIP will be able to maintain this value. There are no unfunded commitments as of December 31, 2025 and 2024.

Gains and losses (realized and unrealized) included in changes in net assets for the period above are reported in net appreciation (depreciation) in fair value of investments in the statement of changes in net assets available for benefits.

The availability of observable market data is monitored to assess the appropriate classification of financial instruments within the fair value hierarchy. Changes in economic conditions or model-based valuation techniques may require the transfer of financial instruments from one fair value level to another. In such instances, the transfer is reported at the beginning of the reporting period.